Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Gain or Loss Recognized in Earnings on Derivatives

The gain or loss recognized in earnings on derivatives for the year ended March 31, 2013 and 2014 were as follows:

	Location of gain or loss recognized in Income on Derivative	Millions of Yen
		For the year ended March 31, 2013	For the year ended March 31, 2014
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥(87)	—

Total		¥(87)	—